Income Taxes (Details) - Schedule of effective statutory rate and provision for income taxes - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of effective statutory rate and provision for income taxes [Abstract]
Income tax benefit at U.S. statutory rate					$ (637,879)	$ (212,792)
Income tax benefit – state					(197,439)	(65,864)
Permanent differences					457,798	103,132
True up						59,266
Change in valuation allowance					377,520	116,258
Total provision for income tax	$ 19,133		$ 19,133